Loans payable (Details Textuals 1) (USD $)							6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Windstar senior secured notes		Dec. 31, 2011 Windstar senior secured notes		Jun. 30, 2012 Windstar Senior Secured Notes Series D	Dec. 09, 2010 Windstar Senior Secured Notes Series D
Debt Instrument [Line Items]
Loan payable	$ 322,187,396	$ 317,949,125	$ 204,459,000	[1]	$ 204,459,000	[2]		$ 204,459,000
Interest rate							7.19%
Maturity term							20 years

[1]	The Company entered into a $204,459,000 Senior Secured Note Purchase Agreement with various institutional lenders to finance the Windstar project. Term conversion occurred on April 30, 2012. In accordance with the Note Purchase Agreement, all Series A, B and C notes were exchanged for Series D notes, with interest payable quarterly at a rate of 7.19% per annum. The maturity date of these Series D notes is 20 years from the conversion date. Repayments of interest and principal commenced on July 31, 2012. The funds from the notes were solely for project costs related to the Windstar project and were held in a restricted construction escrow account (Note 3). The notes are secured by a first lien on all the project assets including restricted cash amounts.
[2]	The Company entered into a $204,459,000 Senior Secured Note Purchase Agreement with various institutional lenders to finance the Windstar project. Term conversion occurred on April 30, 2012. In accordance with the Note Purchase Agreement, all Series A, B and C notes were exchanged for Series D notes, with interest payable quarterly at a rate of 7.19% per annum. The maturity date of these Series D notes is 20 years from the conversion date. Repayments of interest and principal commenced on July 31, 2012. The funds from the notes were solely for project costs related to the Windstar project and were held in a restricted construction escrow account (Note 3). The notes are secured by a first lien on all the project assets including restricted cash amounts.